24. PROVISIONS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning Balance	R$ 5,251,680	R$ 5,038,720
Monetary corrections	891,239	1,620,378	[1]
Additions/(reversals)	582,147	216,438	[1]
Write-offs for payment/terminations	(851,972)	(1,627,769)
Reclassified from held-for-sale assets		3,913
Foreign exchange differences abroad	1,301
Transfer to held for sale	(63,932)
Ending Balance	5,810,463	5,251,680
Labour [member]
Disclosure of other provisions [line items]
Beginning Balance	2,051,032	1,457,181
Monetary corrections	107,884	485,049	[1]
Additions/(reversals)	(25,432)	316,182	[1]
Write-offs for payment/terminations	(333,731)	(207,380)
Transfer to held for sale	(3,133)
Ending Balance	1,796,620	2,051,032
Tax [member]
Disclosure of other provisions [line items]
Beginning Balance	1,050,948	650,083
Monetary corrections	177,360	60,688	[1]
Additions/(reversals)	(7,188)	1,002,827	[1]
Write-offs for payment/terminations	21,721	(666,563)
Reclassified from held-for-sale assets		3,913
Foreign exchange differences abroad	1,301
Transfer to held for sale	(18,725)
Ending Balance	1,225,417	1,050,948
Civil [member]
Disclosure of other provisions [line items]
Beginning Balance	2,149,700	2,931,456
Monetary corrections	605,995	1,074,641	[1]
Additions/(reversals)	614,767	(1,102,571)	[1]
Write-offs for payment/terminations	(539,962)	(753,826)
Transfer to held for sale	(42,074)
Ending Balance	R$ 2,788,426	R$ 2,149,700

[1]	The Company continuously monitors its proceedings and revised the calculation methodology of provision estimates, taking into consideration the new profile and history of legal proceeding terminations, in the context of the JRP, as well as in the assessment of the risk of loss carried out by Management supported by its legal advisors.